SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	12 Months Ended
Dec. 31, 2022
Store operating equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	5 years
Mechanical equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	10 years
Minimum [Member] | Office equipment and others
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	3 years
Minimum [Member] | Office buildings
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	40 years
Maximum [Member] | Office equipment and others
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	5 years
Maximum [Member] | Office buildings
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of the assets	50 years